Fair Value Measurements (Details) - Schedule of financial assets and liabilities that are measured at fair value on a recurring basis - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Assets:
Investments held in Trust Account – money market fund holding solely U.S. Treasury Securities	$ 115,000,482	$ 115,020,078
Liabilities:
Public Warrant liabilities	5,175,000	5,443,335
Private Placement Warrant liabilities	3,420,000	3,597,335
Total Warrant liabilities	8,595,000	9,040,670
Level 1 [Member]
Assets:
Investments held in Trust Account – money market fund holding solely U.S. Treasury Securities	115,000,482	115,020,078
Liabilities:
Public Warrant liabilities	5,175,000
Private Placement Warrant liabilities
Total Warrant liabilities	5,175,000
Level 2 [Member]
Assets:
Investments held in Trust Account – money market fund holding solely U.S. Treasury Securities
Liabilities:
Public Warrant liabilities
Private Placement Warrant liabilities	3,420,000
Total Warrant liabilities	3,420,000
Level 3 [Member]
Assets:
Investments held in Trust Account – money market fund holding solely U.S. Treasury Securities
Liabilities:
Public Warrant liabilities		5,443,335
Private Placement Warrant liabilities		3,597,335
Total Warrant liabilities		$ 9,040,670